Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Operating Leases
Year 1	$ 57,830
Year 2	47,261
Year 3	34,712
Year 4	32,103
Year 5	21,712
Thereafter	69,092
Total minimum lease payments	262,710
Less: amounts representing interest	55,973
Present value of total operating lease liabilities	206,737
Finance Leases
Year 1	2,771
Year 2	2,847
Year 3	2,925
Year 4	3,006
Year 5	3,088
Thereafter	4,669
Total minimum lease payments	19,306
Less: amounts representing interest	3,172
Present value of total finance lease liabilities	$ 16,134
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities, Other liabilities
Total
Year 1	$ 60,601
Year 2	50,108
Year 3	37,637
Year 4	35,109
Year 5	24,800
Thereafter	73,761
Total minimum lease payments	282,016
Less: amounts representing interest	59,145
Present value of total lease liabilities	$ 222,871